Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Share capital	Share premium and capital reserves	Treasury shares	Foreign currency translation reserve	Accumulated loss	Total	Non-controlling interests	Total
Balance at Dec. 31, 2018		$ 3,291	$ 63,969	$ (1,509)	$ 1,431	$ (51,610)			$ 15,572
Loss for the year						(8,353)			(8,353)
Issuance of Ordinary Shares, net		2,216	(633)						1,583
Exercise of warrants and options and conversion of convertible notes		934	1,421						2,355
Share-based payments			445						445
Balance at Dec. 31, 2019		6,441	65,202	(1,509)	1,431	(59,963)			11,602
Loss for the year						(48,494)			(48,494)
Issuance of Ordinary Shares, net		244,511	405,604						650,115
Exercise of warrants and options and conversion of convertible notes		6,273	1,450						7,723
Share-based payments			46,170						46,170
Balance at Dec. 31, 2020		257,225	518,426	(1,509)	1,431	(108,457)	$ 667,116		667,116
Investment of non-controlling party in subsidiary								$ 944	944
Loss for the year						(200,777)	(200,777)	(47)	(200,824)
Other comprehensive loss for the year					(24)		(24)	(22)	(46)
Issuance of Ordinary Shares, net	[1]	114,024	682,322				796,346		796,346
Exercise of warrants and options and conversion of convertible notes		6,219	(3,176)				3,043		3,043
Share issuance as part of business combination		9,197	29,522				38,719		38,719
Share-based payments			38,933				38,933		38,933
Balance at Dec. 31, 2021		$ 386,665	$ 1,266,027	$ (1,509)	$ 1,407	$ (309,234)	$ 1,343,356	$ 875	$ 1,344,231

[1]	See Note 12 for more information regarding issuance of Ordinary Shares.